Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Funds - 12.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$ 17,040
Transamerica Unconstrained Bond (D)	84,204,995	865,627,353

		865,644,393

International Equity Funds - 18.0%
Transamerica Emerging Markets Opportunities (D)	27,558,707	331,806,827
Transamerica International Equity (D)	19,321,283	396,665,947
Transamerica International Growth (D)	50,039,459	476,375,651
Transamerica International Small Cap Value (D)	6,496,597	99,527,862

		1,304,376,287

U.S. Equity Funds - 42.3%
Transamerica Janus Mid-Cap Growth VP (D)	1,624,739	73,681,925
Transamerica JPMorgan Enhanced Index VP (D)	25,499,557	655,593,604
Transamerica JPMorgan Mid Cap Value VP (D)	6,462,211	116,255,169
Transamerica Large Cap Value (D)	51,063,710	636,764,469
Transamerica Mid Cap Growth (D)	14,611,493	200,908,030
Transamerica Mid Cap Value Opportunities (D)	13,404,876	182,842,510
Transamerica Morgan Stanley Capital Growth VP (D)	9,188,956	349,731,653
Transamerica Small Cap Value (D)	38,202,680	477,915,527
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	4,182
Transamerica T. Rowe Price Small Cap VP (D)	3,718,044	73,357,011
Transamerica WMC US Growth VP (D)	6,676,233	295,556,847

		3,062,610,927

U.S. Fixed Income Funds - 20.4%
Transamerica Core Bond (D)	35,822,488	356,433,753
Transamerica High Yield Bond (D)	53,522,933	489,734,837
Transamerica Intermediate Bond (D)	61,440,216	627,919,009

		1,474,087,599

U.S. Mixed Allocation Fund - 6.0%
Transamerica PIMCO Total Return VP (D)	37,437,843	438,022,767

Total Investment Companies (Cost $6,070,828,815)		7,144,741,973

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 1.38%, 01/31/2022 (E)	$ 52,037,800	52,596,800

Total U.S. Government Obligation (Cost $52,719,280)		52,596,800

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2021, to be repurchased at $39,482,576 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $40,272,319.

$ 39,482,576	$ 39,482,576

Total Repurchase Agreement (Cost $39,482,576)	39,482,576

Total Investments (Cost $6,163,030,671)	7,236,821,349
Net Other Assets (Liabilities) - 0.1%	4,839,484

Net Assets - 100.0%	$ 7,241,660,833

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	1,328	06/30/2021	$165,878,156	$163,873,126	$—	$(2,005,030)
30-Year U.S. Treasury Bond	117	06/21/2021	18,791,689	18,087,469	—	(704,220)
CAD Currency	2,697	06/15/2021	214,184,008	214,600,290	416,282	—
EURO STOXX 50® Index	1,593	06/18/2021	72,385,252	72,221,176	—	(164,076)
S&P 500® E-Mini Index	402	06/18/2021	78,831,629	79,744,740	913,111	—
S&P/TSX 60 Index	416	06/17/2021	73,698,747	73,560,531	—	(138,216)
U.S. Treasury Ultra Bond	1,088	06/21/2021	206,327,440	197,166,000	—	(9,161,440)

Total					$1,329,393	$(12,172,982)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(477)	06/21/2021	$(62,843,749)	$(62,457,188)	$386,561	$—
E-Mini Russell 2000® Index	(425)	06/18/2021	(49,919,637)	(47,228,125)	2,691,512	—
MSCI EAFE Index	(2,620)	06/18/2021	(288,231,167)	(287,152,000)	1,079,167	—

Total					$4,157,240	$—

Total Futures Contracts					$5,486,633	$(12,172,982)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$7,144,720,751	$—	$—	$7,144,720,751
U.S. Government Obligation	—	52,596,800	—	52,596,800
Repurchase Agreement	—	39,482,576	—	39,482,576

Total	$7,144,720,751	$92,079,376	$—	$7,236,800,127

Investment Companies Measured at Net Asset Value (C)				21,222

Total Investments				$7,236,821,349

Other Financial Instruments
Futures Contracts (H)	$5,486,633	$—	$—	$5,486,633

Total Other Financial Instruments	$5,486,633	$—	$—	$5,486,633

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(12,172,982)	$—	$—	$(12,172,982)

Total Other Financial Instruments	$(12,172,982)	$—	$—	$(12,172,982)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At March 31, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$17,040	0.0	%(I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	4,182	0.0	(I)

Total			$123,746	$21,222	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2021	Shares as of March 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$366,451,815	$2,115,922	$—	$—	$(12,133,984)	$356,433,753	35,822,488	$2,115,922	$—
Transamerica Emerging Markets Opportunities	321,885,693	—	—	—	9,921,134	331,806,827	27,558,707	—	—
Transamerica Global Allocation Liquidating Trust	18,531	—	—	—	(1,491)	17,040	6,235	—	—
Transamerica High Yield Bond	483,237,705	5,434,640	—	—	1,062,492	489,734,837	53,522,933	5,434,640	—
Transamerica Intermediate Bond	649,486,692	2,933,888	—	—	(24,501,571)	627,919,009	61,440,216	2,933,888	—
Transamerica International Equity	373,866,833	—	—	—	22,799,114	396,665,947	19,321,283	—	—
Transamerica International Growth	465,867,364	—	—	—	10,508,287	476,375,651	50,039,459	—	—
Transamerica International Small Cap Value	93,486,027	—	—	—	6,041,835	99,527,862	6,496,597	—	—
Transamerica Janus Mid-Cap Growth VP	84,650,887	—	(14,671,525)	3,651,170	51,393	73,681,925	1,624,739	—	—
Transamerica JPMorgan Enhanced Index VP	634,942,226	—	(21,849,558)	6,556,260	35,944,676	655,593,604	25,499,557	—	—
Transamerica JPMorgan Mid Cap Value VP	66,445,441	38,652,615	—	—	11,157,113	116,255,169	6,462,211	—	—
Transamerica Large Cap Value	552,248,439	43,320,636	(29,132,744)	937,692	69,390,446	636,764,469	51,063,710	1,268,965	—
Transamerica Mid Cap Growth	199,300,766	—	—	—	1,607,264	200,908,030	14,611,493	—	—
Transamerica Mid Cap Value Opportunities	174,175,514	—	(12,344,251)	3,219,845	17,791,402	182,842,510	13,404,876	—	—
Transamerica Morgan Stanley Capital Growth VP	394,517,818	—	(38,648,044)	8,211,086	(14,349,207)	349,731,653	9,188,956	—	—
Transamerica PIMCO Total Return VP	452,249,148	—	—	—	(14,226,381)	438,022,767	37,437,843	—	—
Transamerica Small Cap Value	410,926,532	—	(11,067,517)	3,742,053	74,314,459	477,915,527	38,202,680	—	—
Transamerica Small Company Growth Liquidating Trust	4,182	—	—	—	—	4,182	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	168,067,369	—	(102,468,553)	34,849,948	(27,091,753)	73,357,011	3,718,044	—	—
Transamerica Unconstrained Bond	859,231,014	11,222,921	—	—	(4,826,582)	865,627,353	84,204,995	7,159,500	—
Transamerica WMC US Growth VP	291,818,157	—	—	—	3,738,690	295,556,847	6,676,233	—	—

Total	$7,042,878,153	$103,680,622	$(230,182,192)	$61,168,054	$167,197,336	$7,144,741,973	546,309,214	$18,912,915	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $34,280,011.
(F)	Rate disclosed reflects the yield at March 31, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5